Vanguard Mid-Cap Value Index Fund

Schedule of Investments (unaudited)
As of March 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)1
Basic Materials (5.9%)
	Newmont Mining Corp.	4,787,487	171,248
	Freeport-McMoRan Inc.	12,371,670	159,471
*	International Flavors & Fragrances Inc.	957,958	123,375
	Celanese Corp. Class A	1,150,725	113,473
	Avery Dennison Corp.	778,611	87,983
	Eastman Chemical Co.	1,131,694	85,873
	Mosaic Co.	3,121,622	85,251
	Albemarle Corp.	955,648	78,344
	Reliance Steel & Aluminum Co.	571,677	51,600
	FMC Corp.	595,141	45,719
*	Axalta Coating Systems Ltd.	998,965	25,184
*	Alcoa Corp.	839,026	23,627
	Westlake Chemical Corp.	346,796	23,534
			1,074,682
Consumer Goods (13.5%)
	Clorox Co.	1,151,937	184,840
	Genuine Parts Co.	1,251,729	140,231
	DR Horton Inc.	3,187,633	131,904
	Lennar Corp. Class A	2,584,521	126,874
	Conagra Brands Inc.	4,363,230	121,036
	JM Smucker Co.	970,871	113,107
	Garmin Ltd.	1,187,229	102,517
*	Elanco Animal Health Inc.	2,957,484	94,847
	Molson Coors Brewing Co. Class B	1,587,597	94,700
	Aptiv plc	1,167,567	92,810
	Tyson Foods Inc. Class A	1,325,722	92,045
	Hasbro Inc.	1,022,349	86,920
	Tapestry Inc.	2,609,210	84,773
	PVH Corp.	681,446	83,102
	Lear Corp.	561,141	76,152
	Whirlpool Corp.	572,002	76,013
	BorgWarner Inc.	1,868,861	71,783
*	Mohawk Industries Inc.	533,032	67,242
	Campbell Soup Co.	1,760,622	67,133
	Bunge Ltd.	1,206,018	64,003
	PulteGroup Inc.	2,244,260	62,750
*	Capri Holdings Ltd.	1,288,272	58,938
	Ralph Lauren Corp. Class A	450,767	58,456
	Hanesbrands Inc.	3,252,112	58,148
	Newell Brands Inc.	3,764,145	57,742
	Hormel Foods Corp.	1,202,613	53,829
	Harley-Davidson Inc.	1,465,167	52,248
^	Coty Inc. Class A	4,063,034	46,725
	Ingredion Inc.	299,268	28,338
*	Levi Strauss & Co. Class A	319,719	7,529
	Lennar Corp. Class B	122,627	4,797
			2,461,532

Consumer Services (13.9%)
Royal Caribbean Cruises Ltd.	1,502,798	172,251
Best Buy Co. Inc.	2,054,586	145,999
Darden Restaurants Inc.	1,109,798	134,807
* Liberty Broadband Corp.	1,266,320	116,172
* AutoZone Inc.	113,393	116,128
MGM Resorts International	4,341,755	111,409
Advance Auto Parts Inc.	612,637	104,473
Kohl's Corp.	1,482,458	101,949
Viacom Inc. Class B	3,167,700	88,917
* United Continental Holdings Inc.	1,039,632	82,942
* Henry Schein Inc.	1,362,311	81,889
* Discovery Communications Inc.	3,072,250	78,097
Nielsen Holdings plc	3,196,170	75,653
Omnicom Group Inc.	1,006,347	73,453
Interpublic Group of Cos. Inc.	3,458,319	72,659
Altice USA Inc. Class A	3,344,769	71,846
Gap Inc.	2,574,054	67,389
Macy's Inc.	2,766,588	66,481
Aramark	2,216,074	65,485
Alaska Air Group Inc.	1,107,789	62,169
* DISH Network Corp. Class A	1,961,316	62,154
* Qurate Retail Group Inc. QVC Group Class A	3,780,553	60,413
American Airlines Group Inc.	1,861,599	59,124
L Brands Inc.	2,104,224	58,034
AmerisourceBergen Corp. Class A	712,273	56,640
* Liberty Media Corp-Liberty SiriusXM Class C	1,454,165	55,607
Tiffany & Co.	520,987	54,990
* CarMax Inc.	762,864	53,248
News Corp. Class A	4,163,150	51,790
Nordstrom Inc.	1,129,270	50,117
* Discovery Communications Inc. Class A	1,339,791	36,201
* Liberty Media Corp-Liberty SiriusXM Class A	731,796	27,940
* Liberty Broadband Corp. Class A	229,799	21,059
News Corp. Class B	378,120	4,723
Viacom Inc. Class A	101,139	3,282
* Lyft Inc. Class A	19,332	1,514
		2,547,004
Financials (23.4%)
M&T Bank Corp.	1,182,798	185,723
Hartford Financial Services Group Inc.	3,228,405	160,516
KeyCorp	9,160,249	144,274
Citizens Financial Group Inc.	4,136,058	134,422
HCP Inc.	4,293,392	134,383
Regions Financial Corp.	9,287,898	131,424
Host Hotels & Resorts Inc.	6,652,506	125,732
Annaly Capital Management Inc.	12,579,713	125,671
Principal Financial Group Inc.	2,500,543	125,502
Cincinnati Financial Corp.	1,388,998	119,315
Huntington Bancshares Inc.	9,403,060	119,231
Loews Corp.	2,377,278	113,943
UDR Inc.	2,476,005	112,559
* Arch Capital Group Ltd.	3,434,547	111,005
Lincoln National Corp.	1,834,977	107,713
KKR & Co. Inc. Class A	4,552,564	106,940
Comerica Inc.	1,430,646	104,895
Ally Financial Inc.	3,616,356	99,414

Duke Realty Corp.	3,218,282	98,415
Raymond James Financial Inc.	1,139,858	91,656
Nasdaq Inc.	1,030,623	90,169
Camden Property Trust	867,782	88,080
AGNC Investment Corp.	4,825,659	86,862
Fidelity National Financial Inc.	2,348,625	85,842
Reinsurance Group of America Inc. Class A	565,206	80,248
Everest Re Group Ltd.	364,948	78,814
Zions Bancorp NA	1,687,546	76,631
* Alleghany Corp.	123,658	75,728
Torchmark Corp.	903,270	74,023
VEREIT Inc.	8,708,158	72,887
Western Union Co.	3,922,174	72,443
Invesco Ltd.	3,691,797	71,289
WR Berkley Corp.	823,303	69,750
Voya Financial Inc.	1,358,621	67,877
SL Green Realty Corp.	752,948	67,705
Kimco Realty Corp.	3,602,032	66,638
Arthur J Gallagher & Co.	828,112	64,676
Jones Lang LaSalle Inc.	409,998	63,214
Unum Group	1,737,720	58,787
People's United Financial Inc.	3,575,039	58,774
* Athene Holding Ltd. Class A	1,409,125	57,492
WP Carey Inc.	723,336	56,659
Macerich Co.	1,269,145	55,017
Affiliated Managers Group Inc.	473,939	50,764
Franklin Resources Inc.	1,260,751	41,781
AXA Equitable Holdings Inc.	1,988,303	40,044
Jefferies Financial Group Inc.	2,041,578	38,361
		4,263,288
Health Care (4.8%)
* Laboratory Corp. of America Holdings	906,694	138,706
Cardinal Health Inc.	2,677,878	128,940
* Hologic Inc.	2,617,494	126,687
Quest Diagnostics Inc.	1,206,027	108,446
Universal Health Services Inc. Class B	765,772	102,437
Dentsply Sirona Inc.	2,002,485	99,303
* Mylan NV	2,316,511	65,650
* DaVita Inc.	1,122,855	60,960
Perrigo Co. plc	1,100,180	52,984
		884,113
Industrials (12.5%)
Willis Towers Watson plc	1,168,153	205,186
Ball Corp.	3,048,909	176,410
* Keysight Technologies Inc.	1,687,009	147,107
L3 Technologies Inc.	707,178	145,940
WW Grainger Inc.	430,112	129,434
* First Data Corp. Class A	4,846,671	127,322
Dover Corp.	1,302,217	122,148
Textron Inc.	2,108,201	106,801
Jacobs Engineering Group Inc.	1,252,930	94,208
Westrock Co.	2,293,015	87,937
Huntington Ingalls Industries Inc.	373,680	77,426
Arconic Inc.	3,913,363	74,784
Alliance Data Systems Corp.	416,629	72,902
Pentair plc	1,541,869	68,629

*	Crown Holdings Inc.	1,216,439	66,381
	Sealed Air Corp.	1,400,355	64,500
	Xylem Inc.	808,554	63,908
*	Arrow Electronics Inc.	764,075	58,880
	Hubbell Inc. Class B	491,300	57,964
	Xerox Corp.	1,756,128	56,161
	CH Robinson Worldwide Inc.	618,642	53,816
	Allison Transmission Holdings Inc.	1,049,686	47,152
*	United Rentals Inc.	358,061	40,908
	Snap-on Inc.	249,398	39,036
	FLIR Systems Inc.	622,437	29,616
	Flowserve Corp.	589,280	26,600
	Fluor Corp.	631,947	23,256
	Owens Corning	492,284	23,196
			2,287,608
Oil & Gas (4.1%)
	Hess Corp.	2,450,951	147,621
	Marathon Oil Corp.	7,469,014	124,807
	Devon Energy Corp.	3,740,556	118,052
	National Oilwell Varco Inc.	3,443,241	91,728
	OGE Energy Corp.	1,797,218	77,496
	HollyFrontier Corp.	1,382,639	68,123
	Baker Hughes a GE Co. Class A	2,316,382	64,210
	Noble Energy Inc.	2,148,868	53,141
			745,178
Technology (8.4%)
	Motorola Solutions Inc.	1,472,874	206,821
*	Synopsys Inc.	1,358,402	156,420
	NetApp Inc.	2,219,524	153,902
	Maxim Integrated Products Inc.	2,456,541	130,614
	CDW Corp.	1,347,674	129,875
	Symantec Corp.	5,456,275	125,440
	Western Digital Corp.	2,482,258	119,297
	Marvell Technology Group Ltd.	5,610,140	111,586
	Seagate Technology plc	2,277,592	109,074
	KLA-Tencor Corp.	735,606	87,839
	Juniper Networks Inc.	3,105,740	82,209
*	Qorvo Inc.	1,104,821	79,249
*	Dell Technologies Inc.	701,639	41,179
			1,533,505
Telecommunications (0.6%)
	CenturyLink Inc.	8,736,267	104,748

Utilities (12.8%)
	WEC Energy Group Inc.	2,836,791	224,333
	DTE Energy Co.	1,635,489	204,011
	Eversource Energy	2,848,774	202,120
	FirstEnergy Corp.	4,766,150	198,319
	American Water Works Co. Inc.	1,624,659	169,387
	Ameren Corp.	2,193,433	161,327
	Entergy Corp.	1,627,992	155,685
	CMS Energy Corp.	2,546,751	141,447
	CenterPoint Energy Inc.	4,503,681	138,263
	Evergy Inc.	2,367,443	137,430
	AES Corp.	5,949,366	107,565
	Alliant Energy Corp.	2,195,481	103,473

	Pinnacle West Capital Corp.			1,006,581	96,209
	NiSource Inc.			3,351,702	96,060
	Vistra Energy Corp.			3,631,204	94,520
*	PG&E Corp.			4,659,770	82,944
	Avangrid Inc.			556,083	27,999
					2,341,092
Total Common Stocks (Cost $16,029,236)					18,242,750
		Coupon
Temporary Cash Investments (0.4%)1
Money Market Fund (0.4%)
2,3 Vanguard Market Liquidity Fund			2.554%	663,536	66,367

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	2.451%	4/18/19	1,500	1,498
4	United States Treasury Bill	2.479%	5/9/19	1,000	997
					2,495
Total Temporary Cash Investments (Cost $68,858)					68,862
Total Investments (100.3%) (Cost $16,098,094)					18,311,612
Other Assets and Liabilities-Net (-0.3%)3					(57,506)
Net Assets (100%)					18,254,106
*Non-income-producing security.
^Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $33,886,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $35,360,000 of collateral received for securities on loan.
4 Securities with a value of $998,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2019	51	7,236	55
E-mini S&P Mid-Cap 400 Index	June 2019	35	6,654	128
				183

Mid-Cap Value Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

Mid-Cap Value Index Fund

The following table summarizes the market value of the fund's investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	18,242,750	—	—
Temporary Cash Investments	66,367	2,495	—
Futures Contracts—Assets[1]	64	—	—
Total	18,309,181	2,495	—
1 Represents variation margin on the last day of the reporting period.